Fair Value Measurements (Tables) - CIK 0001816261 Executive Network Partnering Corp	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Summary of assets and liabilities that are measured at fair value on a recurring basis

The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2022 and December 31, 2021 by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2022
	Level 1	Level 2	Level 3	Level 3
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$416,329,383	$—	$—	$416,329,383
Liabilities:
Warrant liabilities – Public Warrants	$9,625,500	$—	$—	$9,625,500
Warrant liabilities – Private Placement Warrants	$—	$—	$145,825	$145,825

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,052,978	$—	$—	$414,052,978
Liabilities:
Warrant liabilities – Public Warrants	$7,027,650	$—	$—	$7,027,650
Warrant liabilities – Private Placement Warrants	$—	$—	$107,910	$107,910

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and 2020 by level within the fair value hierarchy:

	Fair Value Measured as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,052,978	$—	$—	$414,052,978
Liabilities:
Warrant liabilities – Public Warrants	$7,027,650	$—	$—	$7,027,650
Warrant liabilities – Private Placement Warrants	$—	$—	$107,910	$107,910

	Fair Value Measured as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Investments held in Trust Account – U.S. Treasury Securities	$414,011,571	$—	$—	$414,011,571
Liabilities:
Warrant liabilities – Public Warrants	$10,764,000	$—	$—	$10,764,000
Warrant liabilities – Private Placement Warrants	$—	$—	$165,780	$165,780

Summary of fair value measurements inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	September 30,	December 31,
	2022	2021
Exercise price	$11.50	$11.50
Stock Price	$9.98	$9.81
Term (in years)	5.00	5.00
Volatility	8.50%	14.20%
Risk-free interest rate	4.06%	1.34%
Dividend yield	0.00%	0.00%
Probability of success	90.00%	80.00%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement:

	December 31, 2021	December 31, 2020
Exercise price	$11.50	$11.50
Stock Price	$9.81	$10.01
Term (in years)	5.00	5.00
Volatility	14.20%	17.00%
Risk-free interest rate	1.34%	0.56%
Dividend yield	0.00%	0.00%
Probability of success	80.00%	100.00%

Summary of change in the fair value of the derivative warrant liabilities

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the three and nine months ended September 30, 2022 and 2021 is summarized as follows:

Level 3 warrant liabilities as of December 31, 2021	$107,910
Change in fair value of warrant liabilities	(60,325)
Level 3 warrant liabilities as of March 31, 2022	47,585
Change in fair value of warrant liabilities	93,635
Level 3 warrant liabilities as of June 30, 2022	141,220
Change in fair value of warrant liabilities	4,605
Level 3 warrant liabilities as of September 30, 2022	$145,825

Level 3 warrant liabilities as of December 31, 2020	$165,780
Change in fair value of warrant liabilities	(30,700)
Level 3 warrant liabilities as of March 31, 2021	135,080
Change in fair value of warrant liabilities	23,025
Level 3 warrant liabilities as of June 30, 2021	158,105
Change in fair value of warrant liabilities	(33,770)
Level 3 warrant liabilities as of September 30, 2021	$124,335

The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the year ended December 31, 2021 and for the period from June 22, 2020 (inception) through December 31, 2020 is summarized as follows:

Level 3 warrant liabilities as of June 22, 2020 (inception)	$—
Issuance of Public and Private Placement Warrants	13,765,730
Transfer of Public Warrants to Level 1	(12,109,500)
Change in fair value of derivative warrant liabilities	(1,490,450)
Level 3 warrant liabilities as of December 31, 2020	165,780
Change in fair value of derivative warrant liabilities	(57,870)
Level 3 warrant liabilities as of December 31, 2021	$107,910